Accrued Expenses and Other Payables (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accrued Expenses and Other Payables
Payroll and welfare payables	$ 2,747,124	¥ 19,056,799	¥ 19,257,320
VAT and other tax payables	3,695,229	25,633,805	27,340,316
Accrued fixed assets purchases			2,121,712
Other payables and accruals	421,443	2,923,551	4,277,122
Accrued bonds' interest expenses (note 14)			27,205,456
Total accrued expenses and other payables	$ 6,863,796	¥ 47,614,155	¥ 80,201,926